AST PRUDENTIAL CORE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 99.2%
Asset-Backed Securities — 25.1%
Automobiles — 2.1%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25		4,300	$4,465,364
Series 2020-02, Class C
1.480%	02/18/26		1,600	1,630,446
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25		3,600	3,902,629
Series 2019-02A, Class A, 144A
3.350%	09/22/25		6,300	6,761,818
Series 2019-03A, Class A, 144A
2.360%	03/20/26		11,600	12,068,900
Series 2020-01A, Class A, 144A
2.330%	08/20/26		5,500	5,710,115
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25		900	909,907
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		8,292	8,330,743
Ford Credit Floorplan Master Owner Trust,
Series 2019-04, Class A
2.440%	09/15/26		6,512	6,878,979
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25		4,600	4,671,394
Series 2019-01A, Class A, 144A
3.630%	09/14/27		11,100	11,986,179
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		2,200	2,229,607
Series 2021-01, Class D
1.130%	11/16/26		9,000	8,942,384
				78,488,465
Collateralized Loan Obligations — 18.5%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.614%(c)	04/20/32		15,000	15,059,266
Series 2020-05A, Class A1, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.274%(c)	07/20/30		5,000	5,012,717
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	07/15/31		5,000	5,001,465
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-09A, Class AR, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.611%(c)	07/15/32		16,000	16,012,413
Anchorage Capital Europe CLO DAC (Ireland),
Series 4A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.870%(c)	04/25/34	EUR	8,250	9,684,643
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ares CLO Ltd. (Cayman Islands),
Series 2020-56A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.494%(c)	10/25/31		15,000	$15,021,373
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.521%(c)	07/15/29		2,500	2,501,916
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.564%(c)	10/21/32		10,000	10,015,820
Ballyrock CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)
1.601%(c)	07/15/32		10,000	10,008,623
Series 2020-02A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.529%(c)	10/20/31		40,000	40,057,612
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1, 144A
0.000%(cc)	10/15/33		25,000	25,033,795
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.263%(c)	07/17/28		7,796	7,799,319
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.262%(c)	05/17/31		5,000	4,999,988
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.581%(c)	10/15/32		1,000	1,001,624
BNPP AM Euro CLO BV (Netherlands),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	10,000	11,727,586
Carlyle Euro CLO Ltd. (Ireland),
Series 2017-02A, Class A1R, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
0.630%(c)	08/15/30	EUR	32,000	37,517,919
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.623%(c)	10/18/26		570	570,417
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.584%(c)	10/20/32		10,000	10,017,761
Series 2020-12A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.924%(c)	07/20/31		20,000	20,035,974
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.264%(c)	04/20/31		7,000	6,999,990
A1

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.361%(c)	07/15/31		10,000	$10,007,676
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.251%(c)	04/15/31		15,000	15,000,036
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.471%(c)	10/15/29		15,000	15,002,661
Series 2013-01A, Class A1SR, 144A
—%(p)	04/15/34		10,000	10,001,050
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.404%(c)	10/20/31		8,000	8,001,816
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.512%(c)	04/15/33		10,000	10,019,057
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A
0.000%(cc)	04/25/34	EUR	5,000	5,881,735
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	12,000	14,063,942
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
1.071%(c)	04/15/27		10,547	10,551,548
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1, 144A
0.000%(c)	10/17/31		14,650	14,688,869
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR3, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.210%(c)	01/20/29		20,000	20,001,942
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.141%(c)	10/15/31		10,000	10,068,351
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.608%(c)	10/23/32		41,500	41,580,253
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.474%(c)	10/12/30		1,403	1,402,762
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.361%(c)	07/15/31		10,000	10,007,764
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.295%(c)	04/26/31		15,100	15,100,371
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.554%(c)	07/20/32	8,000	$8,006,985
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.303%(c)	04/17/31	24,630	24,611,618
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.233%(c)	07/17/29	9,545	9,539,182
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
1.614%(c)	07/20/32	12,500	12,513,557
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.353%(c)	01/17/31	4,000	4,000,182
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.323%(c)	07/16/31	6,000	6,000,155
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.391%(c)	07/15/31	10,000	10,005,005
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.384%(c)	10/20/31	15,000	15,005,043
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.411%(c)	07/15/31	16,750	16,750,580
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.328%(c)	04/25/31	15,000	15,000,768
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.285%(c)	01/26/31	4,000	4,001,050
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.463%(c)	01/17/30	6,693	6,696,355
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.339%(c)	04/23/32	20,750	20,741,019
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.403%(c)	10/18/31	15,901	15,913,612
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.428%(c)	01/25/31	5,000	4,995,438

A2

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.373%(c)	01/17/31		5,549	$5,551,196
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.323%(c)	07/17/31		8,750	8,753,260
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.564%(c)	07/20/32		10,000	10,008,126
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.611%(c)	07/15/29		7,529	7,533,778
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29		14,506	14,483,320
				685,570,283
Consumer Loans — 1.1%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	1,300	1,042,763
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27		1,500	1,529,199
Series 2019-01A, Class A, 144A
3.000%	12/20/27		5,400	5,548,012
Series 2019-02A, Class A, 144A
2.780%	04/20/28		3,900	4,007,835
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		1,900	1,942,434
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A
2.790%	09/14/32		1,500	1,505,015
Series 2020-02A, Class A, 144A
1.750%	09/14/35		5,500	5,511,642
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24		4,800	4,802,565
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24		3,700	3,747,999
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24		2,600	2,630,001
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		3,900	3,995,404
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		1,500	1,499,487
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.959%(c)	02/25/23		1,470	1,468,243
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.759%(c)	08/25/25		1,800	$1,791,050
				41,021,649
Credit Cards — 0.5%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		5,200	5,988,523
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, 1 Month SONIA + 0.970%
1.019%(c)	03/15/29	GBP	2,800	3,861,852
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.111%(c)	03/15/29		1,700	1,706,506
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.449%(c)	11/15/28	GBP	5,045	6,993,630
				18,550,511
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		6,900	7,170,570
Home Equity Loans — 0.2%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
0.749%(c)	05/25/34		849	833,792
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
0.934%(c)	08/25/33		178	176,047
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.159%(c)	12/25/34		904	890,703
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.609%(c)	03/25/43		570	575,830
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
0.589%(c)	01/25/34		2,460	2,381,241
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.809%(c)	09/25/34		706	685,354
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.009%(c)	04/25/34		1,412	1,396,907

A3

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.129%(c)	10/25/33	91	$90,685
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
1.684%(c)	11/25/32	254	254,787
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
0.749%(c)	08/25/33	736	728,426
			8,013,772
Manufactured Housing — 0.2%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	5,076	5,197,695
Other — 0.4%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.909%(c)	06/25/24	15,400	15,268,224
Residential Mortgage-Backed Securities — 0.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.709%(c)	02/25/34	189	179,065
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.889%(c)	10/25/34	681	673,444
Countrywide Asset-Backed Certificates,
Series 2004-12, Class AF6
4.634%(cc)	03/25/35	—(r)	455
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.159%(c)	11/25/34	535	536,628
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
4.191%(cc)	05/25/35	36	36,460
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	1,605	1,605,858
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	2,790	2,801,200
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
2.584%(c)	06/25/34	654	657,002
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
1.954%(c)	01/25/35	632	640,615
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2004-07, Class A7, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
0.949%(c)	08/25/34		226	$225,286
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.049%(c)	09/25/34		1,901	1,890,761
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	7,532	7,949,590
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.109%(c)	10/25/59		1,696	1,710,751
				18,907,115
Student Loans — 1.4%
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.109%(c)	01/25/41		236	236,153
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		3,509	3,610,110
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		1,805	1,845,589
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		7,541	7,800,786
Series 2019-D, Class 1PT, 144A
2.684%(cc)	01/16/46		12,577	13,013,675
Series 2019-F, Class PT1, 144A
0.000%(cc)	02/15/45		11,002	11,269,051
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		5,271	5,382,078
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		7,200	7,409,769
				50,567,211

Total Asset-Backed Securities (cost $922,114,447)				928,755,495
Bank Loans — 0.3%
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25		270	298,181
Retail — 0.3%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 1 Month LIBOR + 8.000%
9.000%(c)	04/20/26		862	856,608

A4

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans (continued)
Retail (cont’d.)
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	1,734	$1,988,255
Second Lien Term Loan, 1 Month EURIBOR + 7.750%
8.750%(c)	04/20/26	EUR	583	672,654
Term B, 3 Month GBP LIBOR + 4.750%
4.838%(c)	02/06/25	GBP	786	1,056,933
Term Loan
—%(p)	04/30/27		4,300	4,959,407
				9,533,857

Total Bank Loans (cost $10,184,708)				9,832,038
Commercial Mortgage-Backed Securities — 16.6%
BANK,
Series 2018-BN13, Class A4
3.953%	08/15/61		11,300	12,522,146
Series 2019-BN20, Class A2
2.758%	09/15/62		17,000	17,575,885
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
0.828%(c)	03/15/37		6,835	6,766,584
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		24,000	24,575,095
Benchmark Mortgage Trust,
Series 2018-B02, Class A4
3.615%	02/15/51		7,550	8,279,125
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		27,990	28,886,973
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		9,000	9,658,214
Series 2019-CD08, Class A3
2.657%	08/15/57		25,000	25,122,937
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		19,000	19,897,131
Series 2016-C07, Class A2
3.585%	12/10/54		13,499	14,456,825
Series 2016-C07, Class A3
3.839%	12/10/54		14,766	16,266,531
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46		6,771	7,294,267
Series 2015-GC31, Class A3
3.497%	06/10/48		22,271	24,095,442
Series 2017-C04, Class A3
3.209%	10/12/50		9,800	10,431,006
Series 2019-GC41, Class A4
2.620%	08/10/56		10,000	10,227,572
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	6,567	$7,059,726
Series 2014-CR20, Class A3
3.326%	11/10/47	16,116	17,100,943
Series 2014-UBS04, Class A3
3.430%	08/10/47	4,174	4,360,172
Series 2014-UBS06, Class A4
3.378%	12/10/47	8,000	8,541,466
Series 2015-DC01, Class A4
3.078%	02/10/48	15,000	15,682,872
Series 2015-LC21, Class A3
3.445%	07/10/48	19,100	20,383,323
Series 2015-LC23, Class A3
3.521%	10/10/48	13,500	14,437,624
Series 2016-COR01, Class A3
2.826%	10/10/49	12,000	12,628,902
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	21,660	23,126,374
Series 2017-CX10, Class A4
3.191%	11/15/50	7,625	7,926,296
Series 2018-CX12, Class A3
3.959%	08/15/51	7,000	7,756,358
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	11,300	11,847,340
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.340%(cc)	05/25/22	40,724	477,986
Series K021, Class X1, IO
1.400%(cc)	06/25/22	22,751	255,152
Series K024, Class X1, IO
0.791%(cc)	09/25/22	35,981	354,618
Series K025, Class X1, IO
0.795%(cc)	10/25/22	29,412	276,273
Series K052, Class X1, IO
0.652%(cc)	11/25/25	125,802	3,330,227
Series K055, Class X1, IO
1.360%(cc)	03/25/26	27,114	1,590,709
Series K075, Class AM
3.650%(cc)	02/25/28	8,075	9,105,929
Series K089, Class A2
3.563%	01/25/29	7,500	8,449,729
Series K097, Class X1, IO
1.089%(cc)	07/25/29	49,955	3,998,974
Series Q001, Class XA, IO
2.147%(cc)	02/25/32	27,523	3,072,886
Series W5FX, Class AFX
2.970%(cc)	04/25/28	5,230	5,585,846
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47	7,919	8,395,741
Series 2019-GC42, Class A3
2.749%	09/01/52	22,000	22,656,190

A5

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46	5,317	$5,417,454
Series 2013-C08, Class A3
2.863%	12/15/48	4,502	4,606,382
Series 2013-C09, Class A3
2.834%	05/15/46	10,505	10,807,241
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49	5,000	5,438,073
Series 2019-H07, Class A3
3.005%	07/15/52	5,300	5,465,255
UBS Commercial Mortgage Trust,
Series 2018-C08, Class ASB
3.903%	02/15/51	10,175	11,279,954
Series 2018-C12, Class A4
4.030%	08/15/51	11,500	12,825,481
Series 2019-C16, Class A3
3.344%	04/15/52	10,000	10,751,691
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	2,453	2,508,443
Series 2013-C06, Class A3
2.971%	04/10/46	11,834	12,192,986
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	3,468	3,618,396
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	15,762,075
Series 2016-C37, Class A4
3.525%	12/15/49	5,800	6,300,491
Series 2017-C38, Class A4
3.190%	07/15/50	9,500	10,197,731
Series 2017-C39, Class ASB
3.212%	09/15/50	6,900	7,433,667
Series 2017-C41, Class A3
3.210%	11/15/50	15,000	15,740,526
Series 2019-C49, Class A3
3.749%	03/15/52	13,200	14,378,958
Series 2019-C52, Class A4
2.643%	08/15/52	6,400	6,427,364

Total Commercial Mortgage-Backed Securities (cost $590,376,685)			615,609,557
Corporate Bonds — 34.8%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.825%	03/01/59	4,550	4,236,749
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	2,995	3,371,770
			7,608,519
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture — 0.1%
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41	1,244	$1,606,032
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	3,050	3,144,022
			4,750,054
Airlines — 0.6%
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25(a)	3,249	3,393,625
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	813	839,453
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.400%	04/19/21	7,770	7,768,394
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	6,640	7,639,569
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	2,776	2,818,441
			22,459,482
Auto Manufacturers — 1.2%
Ford Motor Co.,
Sr. Unsec’d. Notes
9.625%	04/22/30(a)	2,000	2,794,096
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28(a)	675	648,306
3.350%	11/01/22	15,795	16,094,825
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	3,650	4,669,061
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
1.075%(c)	04/09/21	1,260	1,250,924
Gtd. Notes
3.150%	06/30/22(a)	12,500	12,849,304
3.550%	04/09/21	950	950,327
4.300%	07/13/25	2,587	2,845,029
Sr. Unsec’d. Notes
2.900%	02/26/25	775	814,278
5.650%	01/17/29	923	1,100,013
			44,016,163
Auto Parts & Equipment — 0.1%
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	10	10,657
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	500	515,595

A6

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22	1,634	$1,676,637
			2,202,889
Banks — 11.7%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.344%(c)	04/12/23	1,000	1,013,501
Sr. Unsec’d. Notes
3.125%	02/23/23	3,600	3,766,067
3.848%	04/12/23	1,400	1,487,799
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	10,890	11,543,838
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	9,180	9,209,462
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	6,816	6,412,011
2.496%(ff)	02/13/31	13,905	13,809,079
3.194%(ff)	07/23/30	7,195	7,551,958
3.824%(ff)	01/20/28	8,055	8,863,306
4.271%(ff)	07/23/29	1,010	1,138,634
Sub. Notes, MTN
4.450%	03/03/26	6,375	7,162,043
Sub. Notes, Series L, MTN
3.950%	04/21/25	8,575	9,400,324
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	5,480	6,292,800
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	6,530	6,694,897
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23(a)	5,500	5,800,130
3.800%	01/10/24	2,090	2,250,808
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%
4.289%(c)	05/17/21(a)(oo)	2,575	2,571,489
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	545	549,444
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31	21,800	21,768,963
2.976%(ff)	11/05/30	9,855	10,192,738
3.668%(ff)	07/24/28	2,000	2,189,487
3.700%	01/12/26	1,940	2,132,326
3.887%(ff)	01/10/28	1,540	1,697,640
8.125%	07/15/39	945	1,550,941
Sub. Notes
4.600%	03/09/26	1,070	1,205,943
4.750%	05/18/46	3,835	4,544,449
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	5,555	5,895,605
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	6,015	6,102,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.001%(ff)	09/20/22	10,250	$10,354,312
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	3,960	3,970,904
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	2,700	2,796,385
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23	5,855	6,130,650
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23	6,780	7,157,339
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(a)(oo)	1,035	1,141,747
Sr. Unsec’d. Notes
3.500%	11/16/26	4,640	5,033,113
3.750%	02/25/26	1,290	1,415,848
3.850%	01/26/27	3,850	4,223,055
Sub. Notes
6.750%	10/01/37	1,600	2,256,284
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25	980	1,056,643
4.292%(ff)	09/12/26	1,000	1,107,388
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24	1,200	1,291,157
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	6,055	6,261,056
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.682%(c)	07/30/21(a)(oo)	2,127	2,119,999
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.005%(c)	08/01/21(oo)	7,950	7,954,974
Sr. Unsec’d. Notes
3.200%	06/15/26	5,930	6,401,511
3.509%(ff)	01/23/29	1,310	1,418,607
3.782%(ff)	02/01/28	5,075	5,597,300
3.964%(ff)	11/15/48	3,690	4,069,412
4.005%(ff)	04/23/29	23,820	26,579,281
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	6,000	6,579,535
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	3,610	3,958,174
3.875%	01/27/26	1,105	1,228,939
4.431%(ff)	01/23/30	21,270	24,355,519
5.597%(ff)	03/24/51	2,260	3,152,086
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	8,155	8,774,563
3.591%(ff)	07/22/28	2,055	2,239,390

A7

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, GMTN
4.350%	09/08/26	7,000	$7,903,020
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	3,370	3,677,312
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24	550	588,430
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	13,000	14,019,399
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.696%	07/16/24	15,000	15,855,517
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
4.703%(c)	09/30/24	10,350	10,344,974
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	7,290	7,513,111
3.126%(ff)	08/13/30	7,740	8,086,038
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	44,500	45,598,832
			435,009,736
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39	4,500	5,620,454
Building Materials — 0.1%
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	5,000	5,510,388
Chemicals — 0.6%
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	2,560	3,036,210
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25(a)	4,000	4,113,791
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	1,950	2,391,884
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,800	1,883,827
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
5.250%	01/15/45	4,910	6,184,038
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26(a)	1,325	1,351,114
5.875%	03/27/24	2,060	2,184,281
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
6.500%	09/27/28		1,300	$1,398,120
				22,543,265
Commercial Services — 0.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		5,690	6,169,544
7.000%	10/15/37		2,050	2,964,697
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		2,200	2,311,236
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23		5,000	5,369,516
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	1,100	1,228,552
5.750%	07/15/27	EUR	2,100	2,451,106
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		2,000	2,107,127
5.250%	01/15/30(a)		3,000	3,258,661
				25,860,439
Diversified Financial Services — 0.4%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		5,000	5,525,404
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		4,895	5,299,838
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		1,975	2,526,347
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		915	951,324
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29(a)		2,275	2,174,861
				16,477,774
Electric — 2.2%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47		4,655	4,848,713
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44(a)		2,300	2,733,090
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		2,413	2,485,392
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		180	175,287
5.000%	02/01/31		285	278,113
5.125%	03/15/28(a)		6,000	6,044,124

A8

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48	1,750	$1,933,076
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48	2,300	2,582,495
6.450%	01/15/38	2,110	2,947,016
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48	3,670	4,226,080
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	8,945	9,395,792
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	2,030	2,156,994
Entergy Louisiana LLC,
Sec’d. Notes
4.000%	03/15/33	1,385	1,577,619
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25	2,110	2,182,543
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23	400	413,756
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	2,700	3,073,524
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	595	692,374
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	1,000	1,462,546
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	3,560	3,514,449
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,385	2,647,561
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	4,475	4,806,364
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	4,600	4,910,936
Gtd. Notes, 144A
3.375%	02/15/29(a)	600	586,383
3.625%	02/15/31(a)	1,700	1,658,013
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	660	703,994
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	2,930	3,144,175
5.000%	03/15/44	1,500	1,800,368
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		1,125	$1,203,398
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		3,550	3,679,138
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		1,025	1,169,304
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		3,051	3,146,298
				82,178,915
Electrical Components & Equipment — 0.3%
Energizer Gamma Acquisition BV,
Gtd. Notes
4.625%	07/15/26	EUR	7,981	9,618,496
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		1,000	1,018,768
4.250%	10/31/26		1,516	1,608,796
				2,627,564
Foods — 0.9%
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	8,000	11,083,944
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	4,800	6,636,863
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		550	607,697
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		935	1,014,780
4.875%	10/01/49(a)		6,035	6,814,683
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44		2,415	2,650,065
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		2,975	3,038,659
				31,846,691
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25		3,620	4,555,386
Gas — 0.2%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		1,200	1,531,160

A9

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		235	$263,265
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48		3,210	3,394,952
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30		2,325	2,266,483
				7,455,860
Healthcare-Products — 0.4%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	4,760	5,690,987
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	1,680	2,002,356
1.625%	03/07/31	EUR	600	775,084
1.625%	10/15/50	EUR	1,535	1,841,603
2.250%	03/07/39	EUR	805	1,105,527
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	2,350	2,816,436
1.875%	10/01/49	EUR	1,525	1,890,833
				16,122,826
Healthcare-Services — 2.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		2,250	3,211,473
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39(a)		2,505	2,564,630
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24		10,345	10,969,536
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29		8,500	9,416,176
5.000%	03/15/24		10,000	11,138,949
5.125%	06/15/39(a)		2,250	2,704,380
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		4,000	3,930,994
3.200%	06/01/50		1,830	1,739,163
Humana, Inc.,
Sr. Unsec’d. Notes
3.125%	08/15/29(a)		7,620	7,951,266
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		2,000	2,360,990
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31		6,675	6,802,468
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
5.125%	11/01/27		6,540	$6,840,547
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	11/15/41		3,360	4,123,968
				73,754,540
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		870	909,431
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		1,215	1,341,557
				2,250,988
Household Products/Wares — 0.1%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	2,250	2,698,693
Insurance — 0.8%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44		1,630	1,855,407
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	2,100	2,582,233
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		15,250	17,683,122
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		2,155	2,872,090
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		740	857,684
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		235	271,939
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,500	1,997,633
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		890	1,088,303
6.850%	12/16/39		246	353,646
				29,562,057
Lodging — 0.3%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		2,875	2,790,957

A10

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	4,500	$4,691,878
3.500%	08/18/26	1,550	1,616,958
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	1,365	1,525,440
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25	1,100	1,227,202
			11,852,435
Machinery-Diversified — 0.1%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,950	1,991,477
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	1,840	1,907,337
5.375%	06/01/29	1,000	1,075,468
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	16,850	19,377,585
5.375%	05/01/47	1,210	1,404,035
6.384%	10/23/35	4,300	5,571,829
6.484%	10/23/45	1,000	1,310,792
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50	1,900	1,951,560
3.750%	04/01/40	6,870	7,543,618
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	7,280	7,775,592
Discovery Communications LLC,
Gtd. Notes, 144A
4.000%	09/15/55	2,470	2,438,192
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21	5,000	5,039,454
			55,395,462
Mining — 0.1%
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	850	1,171,472
7.500%	07/27/35	600	852,968
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41	1,743	2,152,191
			4,176,631
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	5,100	$5,021,267
7.875%	04/15/27(a)	2,440	2,391,026
			7,412,293
Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	3,355	3,380,734
2.750%	01/06/23	970	1,003,571
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	2,000	2,457,079
			6,841,384
Oil & Gas — 2.0%
Antero Resources Corp.,
Gtd. Notes, 144A
8.375%	07/15/26(a)	1,175	1,294,869
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	650	649,791
9.000%	11/01/27	142	181,161
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	8,590	9,116,367
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	880	978,828
6.750%	11/15/39	1,980	2,471,040
ConocoPhillips,
Gtd. Notes, 144A
4.875%	10/01/47	4,570	5,583,068
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	489	544,570
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23(a)	1,423	1,471,198
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	1,895	2,190,837
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	156	157,104
5.375%	03/30/28	2,555	2,592,364
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	1,438	1,505,394
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	500	504,091
6.000%	02/01/31	500	507,181

A11

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		1,505	$1,692,249
4.750%	04/19/27		500	570,417
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		7,000	3,559,780
6.450%	09/15/36		55	60,596
6.950%	07/01/24		3,110	3,420,839
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26(a)		2,620	2,886,941
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		1,640	1,978,144
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30		811	841,679
5.600%	01/03/31(a)		2,345	2,470,508
6.625%	01/16/34	GBP	2,020	3,117,472
7.375%	01/17/27		1,640	1,949,651
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	577	657,195
6.350%	02/12/48		2,044	1,688,652
6.490%	01/23/27		5,091	5,321,905
6.500%	03/13/27		840	878,442
6.500%	01/23/29		1,600	1,618,139
6.840%	01/23/30		523	530,172
7.690%	01/23/50		621	576,561
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	2,890	3,368,182
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,000	989,983
5.000%	03/15/23		1,458	1,483,917
9.250%	02/01/26(a)		2,150	2,334,233
Gtd. Notes, 144A
8.250%	01/15/29(a)		750	802,662
				72,546,182
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41		3,935	4,753,377
Pharmaceuticals — 2.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		3,640	3,963,476
4.500%	05/14/35		10,025	11,669,016
4.550%	03/15/35		7,332	8,542,453
4.700%	05/14/45		5,155	6,107,857
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29		775	770,331
5.250%	01/30/30		500	502,142
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.250%	02/15/31	925	$921,204
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	5,550	6,179,245
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	980	1,140,255
4.250%	10/26/49	2,060	2,426,575
4.625%	05/15/44	2,000	2,454,647
5.000%	08/15/45	903	1,160,343
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	5,000	5,430,960
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	12,250	12,965,187
4.300%	03/25/28	3,187	3,617,620
4.780%	03/25/38	935	1,104,075
5.125%	07/20/45	1,875	2,304,588
5.300%	12/05/43	645	806,244
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28	710	583,029
Sec’d. Notes, 144A
9.500%	07/31/27(a)	563	611,622
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	5,935	6,986,590
Viatris, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	1,585	1,623,929
4.000%	06/22/50	2,930	2,990,097
			84,861,485
Pipelines — 1.8%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28	2,860	3,201,412
6.250%	04/15/49	5,080	5,991,836
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	3,195	3,097,938
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41	1,600	2,074,599
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	6,145	5,448,539
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	7,505	7,405,497
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	2,525	2,758,173
4.875%	06/01/25	5,275	5,939,919
5.200%	03/01/47	290	331,710

A12

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22(a)		600	$622,529
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		3,400	4,331,520
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		6,410	6,416,622
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30(a)		4,120	4,197,072
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		1,325	1,310,853
7.500%	10/01/25		1,150	1,236,166
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		340	341,349
5.450%	04/01/44		1,925	1,974,983
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	11/15/21		2,100	2,126,219
4.850%	03/01/48		165	183,800
4.900%	01/15/45		1,885	2,089,769
5.100%	09/15/45		1,700	1,958,231
5.400%	03/04/44		2,000	2,327,597
				65,366,333
Real Estate Investment Trusts (REITs) — 0.8%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		1,500	1,551,147
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		9,670	9,677,435
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		3,300	3,465,044
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	3,000	3,807,474
Welltower, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/30		10,050	10,349,329
				28,850,429
Retail — 0.6%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		2,000	2,084,762
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28		8,614	9,675,567
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	2,800	$3,206,259
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	5,600	6,683,682
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		2,175	2,368,493
				24,018,763
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22		3,475	3,623,649
Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60		218	200,045
3.041%	03/17/62		1,032	1,012,597
				1,212,642
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41		20,375	20,137,660
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33		1,228	1,165,605
3.550%	09/15/55		200	183,045
3.650%	09/15/59		120	109,834
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)		2,616	2,668,970
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
8.750%	05/25/24(a)		980	1,014,300
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		850	899,503
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21(a)		2,779	2,848,581
7.875%	09/15/23		9,650	11,026,681
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29		3,025	2,936,148
Sr. Sec’d. Notes, 144A
3.000%	02/15/41		1,575	1,465,713
3.300%	02/15/51		1,905	1,777,205
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.400%	03/22/41		8,440	8,572,727
4.522%	09/15/48		1,620	1,867,798
				56,673,770

A13

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.2%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	312	$365,191
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.750%	08/15/24	5,250	5,510,317
			5,875,508

Total Corporate Bonds (cost $1,234,157,474)			1,290,182,999
Municipal Bonds — 1.8%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	625	714,869
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	2,455	3,086,647
California — 0.4%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,890	7,557,495
Los Angeles Department of Water,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	4,900	6,339,669
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	1,475	2,038,273
			15,935,437
Illinois — 0.3%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	2,970	4,269,910
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	7,055	7,509,271
			11,779,181
Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	2,200	2,911,238
Missouri — 0.0%
University of Missouri,
Revenue Bonds, BABs
5.792%	11/01/41	400	570,336
New Jersey — 0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,750	2,681,717
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,075	1,692,308
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey (cont’d.)
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	1,920	$2,566,752
			6,940,777
New York — 0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,320	1,664,982
New York City Water & Sewer System,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	2,000	2,904,240
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	1,940	2,388,217
			6,957,439
North Carolina — 0.2%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.018%(c)	07/25/36	5,900	5,896,766
Ohio — 0.2%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	4,165	5,262,811
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	500	685,470
Revenue Bonds, BABs, Series B
5.511%	12/01/45	1,280	1,689,843
			2,375,313
Texas — 0.0%
City of San Antonio TX Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,270	1,507,249
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	1,110	1,288,233

Total Municipal Bonds (cost $57,640,647)			65,226,296
Residential Mortgage-Backed Securities — 7.4%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.299%(c)	03/27/36	1,723	1,711,725
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.239%(c)	02/27/37	1,301	1,284,504

A14

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.704%(c)	09/26/45	684	$692,834
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.709%(c)	04/25/28	1,078	1,078,240
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.559%(c)	04/25/29	575	575,225
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.209%(c)	07/25/29	976	976,045
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.709%(c)	07/25/29	2,700	2,712,305
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.509%(c)	10/25/29	1,562	1,565,354
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.109%(c)	10/25/29	5,600	5,607,493
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.509%(c)	06/25/30	699	701,192
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.409%(c)	08/26/30	492	492,895
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.309%(c)	08/26/30	605	609,697
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.109%(c)	08/26/30	715	727,400
Series 2020-03A, Class M1A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.109%(c)	10/25/30	750	752,889
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.959%(c)	10/25/30	555	559,683
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
3.809%(c)	10/25/30	720	732,195
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.709%(c)	06/25/30	1,480	1,479,999
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.709%(c)	06/25/30	1,100	1,095,976
BVRT Financing Trust,
Series 2019-01, Class F, 144A, 1 Month LIBOR + 2.150%
2.256%(c)	09/15/21^	12,816	12,759,610
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.859%(c)	08/29/22	13,548	$13,534,612
CIM Trust,
Series 2017-05, Class A3, 144A
4.000%(cc)	05/25/57	6,200	6,199,971
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	5,696	5,698,342
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.023%(cc)	09/25/47	1,075	1,034,981
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.259%(c)	09/25/31	3,132	3,138,967
Credit Suisse Mortgage Trust,
Series 2020-RPL5, Class A1, 144A
3.023%(cc)	08/25/60	1,252	1,272,804
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.909%(c)	04/25/29	620	620,838
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.109%(c)	10/25/30	2,730	2,746,512
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.109%(c)	10/25/30	1,340	1,360,874
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)
4.609%(c)	10/25/30	950	971,396
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.509%(c)	05/25/30	1,215	1,217,605
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.017%(c)	11/25/50	1,135	1,161,995
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.209%(c)	06/25/50	565	582,963
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.109%(c)	06/25/50	1,895	1,904,405
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.109%(c)	08/25/50	4,085	4,299,591
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
3.859%(c)	08/25/50	2,110	2,128,838
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.817%(c)	10/25/50	1,745	1,811,575

A15

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.817%(c)	10/25/50	1,305	$1,312,548
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.709%(c)	07/25/50	5,613	5,659,089
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.359%(c)	09/25/50	830	863,217
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.259%(c)	09/25/50	595	599,509
Freddie Mac REMICS,
Series 4646, Class HV
3.500%	11/15/36	5,802	5,975,765
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	9,474	9,501,414
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	10,550	10,713,238
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	01/26/37	1,754	1,739,584
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	10/26/36	1,299	1,290,209
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	10/26/36	2,025	1,959,908
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.759%(c)	05/25/29	383	383,582
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.709%(c)	10/25/30	2,000	2,013,790
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.359%(c)	10/25/30	1,200	1,222,557
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
4.259%(c)	10/25/30	600	616,000
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	1,894	1,905,326
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59	16,080	16,333,485
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	3,361	3,385,202
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.715%(c)	12/11/21	29,570	29,580,142
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)
2.250%(c)	09/23/21	11,670	$11,676,438
Series 2020-08, Class A2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.500%)
3.500%(c)	09/23/21	6,820	6,825,411
Series 2021-09, Class A1X, 144A
0.000%(cc)	11/15/21	8,000	7,978,800
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.659%(c)	07/25/28	171	171,494
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.509%(c)	07/25/29	111	111,438
Oaktown Re IV Ltd. (Bermuda),
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.859%(c)	07/25/30	2,127	2,144,266
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1A, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.509%(c)	10/25/30	429	431,931
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
3.709%(c)	10/25/30	675	685,665
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.759%(c)	06/25/57	1,076	1,078,531
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
3.924%(c)	12/25/22	12,462	12,535,683
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.015%(c)	02/27/24	21,432	21,406,982
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.509%(c)	03/25/28	19	19,236
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.809%(c)	03/25/28	260	262,023
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.309%(c)	06/25/29	102	101,839
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 3.150%)
3.259%(c)	10/25/30	4,115	4,124,415
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.109%(c)	10/25/30	2,185	2,206,213

A16

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)
4.709%(c)	10/25/30		1,710	$1,742,382
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A
0.000%(cc)	07/30/75	EUR	7,070	8,223,600
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.607%(c)	05/20/21		11,260	11,262,874

Total Residential Mortgage-Backed Securities (cost $271,760,751)				273,845,316
Sovereign Bonds — 3.3%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30		5,221	1,746,323
0.125%(cc)	01/09/38		2,859	1,041,890
1.000%	07/09/29		489	175,990
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		1,235	1,207,951
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,288	1,394,995
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	1,000	1,143,177
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		640	719,400
6.000%	07/19/28		1,085	1,218,455
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	2,280	2,774,120
4.750%	04/16/26	EUR	2,666	3,224,756
6.375%	04/11/31	EUR	1,065	1,280,149
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		1,810	1,752,864
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	745	1,253,547
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	1,899	2,238,805
1.450%	09/18/26	EUR	1,355	1,637,284
3.375%	07/30/25	EUR	1,700	2,219,646
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	5,055	7,039,306
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		3,400	3,513,118
2.125%	04/13/21		200	200,080
2.625%	04/20/22		3,800	3,888,694
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A
8.875%	12/01/24		2,000	$2,568,252
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36(a)		1,590	2,138,899
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		3,520	4,440,549
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21(d)		4,760	1,790,995
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		635	779,051
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	5,845	10,401,120
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		16,870	20,530,081
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	1,400	1,772,743
3.875%	10/29/35	EUR	800	1,085,178
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	770	1,044,484
4.125%	03/11/39	EUR	2,457	3,367,287
4.375%	08/22/23		1,500	1,629,770
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
2.125%	12/01/30		4,170	3,851,373
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
5.250%	02/18/24		1,428	1,613,595
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21		6,000	6,011,835
2.500%	06/08/22		800	819,625
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.250%	12/23/23		1,720	1,771,759
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/21		3,430	3,493,545
8.994%	02/01/24		510	566,152
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	4,605	4,948,746
7.750%	09/01/22		1,550	1,632,327
8.994%	02/01/24(a)		2,800	3,108,285
9.750%	11/01/28		1,600	1,863,676

Total Sovereign Bonds (cost $119,030,936)				120,899,877
U.S. Government Agency Obligations — 6.8%
Federal Home Loan Mortgage Corp.
2.500%	09/01/29		197	206,165
2.500%	03/01/30		973	1,022,186

A17

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	05/01/29	1,060	$1,127,534
3.500%	09/01/42	582	632,974
4.000%	11/01/37	951	1,033,574
4.000%	09/01/40	3,149	3,455,354
4.000%	11/01/40	2,239	2,479,494
4.000%	12/01/40	1,664	1,842,701
4.000%	01/01/44	654	717,076
4.000%	01/01/44	680	747,881
4.000%	06/01/48	424	454,304
4.000%	07/01/48	4,899	5,255,852
4.500%	12/01/40	1,030	1,161,461
4.500%	07/01/41	2,292	2,587,933
4.500%	03/01/42	1,602	1,806,086
4.500%	06/01/44	1,635	1,847,659
6.250%	07/15/32(k)	3,400	4,900,206
6.750%	09/15/29	815	1,147,120
6.750%	03/15/31	4,000	5,791,691
Federal Home Loan Mortgage Corp., MTN
2.559%(s)	12/14/29(k)	2,400	2,024,064
Federal National Mortgage Assoc.
2.000%	TBA	34,500	34,371,973
2.500%	TBA(tt)	1,500	1,539,258
2.500%	TBA	3,000	3,072,070
2.500%	04/01/28	61	64,261
2.500%	06/01/28	790	828,513
2.500%	08/01/28	358	373,986
2.500%	09/01/28	369	384,320
3.000%	02/01/31	1,392	1,471,586
3.000%	01/01/32	231	244,328
3.000%	07/01/43	205	217,104
3.000%	08/01/43	380	404,019
3.000%	11/01/43	4,949	5,240,010
3.000%	12/01/47	5,421	5,726,511
3.500%	04/01/32	1,798	1,937,289
3.500%	05/01/42	757	818,801
3.500%	05/01/42	964	1,047,719
3.500%	05/01/42	1,081	1,168,037
3.500%	07/01/42	3,910	4,236,696
3.500%	09/01/42	2,480	2,679,890
3.500%	09/01/42(h)	13,914	15,085,611
3.500%	02/01/47	2,155	2,293,335
4.000%	09/01/40	1,505	1,658,754
4.000%	12/01/43	56	61,476
4.000%	07/01/47	5,000	5,467,456
4.000%	09/01/47	1,947	2,100,916
4.000%	10/01/47	6,064	6,675,962
4.000%	11/01/47	1,450	1,589,268
4.000%	10/01/48	283	304,037
4.000%	11/01/48	1,356	1,471,861
4.500%	05/01/39	1,630	1,836,923
4.500%	12/01/40	2,677	3,018,765
4.500%	06/01/48	3,249	3,535,017
4.500%	01/01/49	1,351	1,468,658
6.250%	05/15/29(k)	4,310	5,823,530
6.625%	11/15/30(k)	1,485	2,116,201
7.125%	01/15/30	1,440	2,073,700
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Freddie Mac Coupon Strips
3.221%(s)	07/15/32	850	$655,356
Government National Mortgage Assoc.
2.500%	TBA	30,000	30,953,906
3.500%	09/15/41	186	199,723
3.500%	11/15/41	3	3,498
3.500%	11/15/41	88	94,580
3.500%	01/15/42	16	16,975
3.500%	02/15/42	138	149,163
3.500%	03/15/42	8	8,261
3.500%	03/15/42	401	429,108
3.500%	05/15/42	122	130,304
3.500%	06/15/42	70	74,903
3.500%	07/15/42	19	20,764
3.500%	07/15/42	98	104,559
3.500%	07/15/42	196	211,137
3.500%	07/15/42	243	261,872
3.500%	08/15/42	15	15,784
3.500%	01/15/43	84	90,425
3.500%	02/15/43	151	160,786
3.500%	04/15/43	435	468,019
3.500%	05/15/43	6	6,393
3.500%	05/15/43	12	12,888
3.500%	05/15/43	30	31,694
3.500%	05/15/43	62	70,765
3.500%	05/20/43	3,799	4,124,734
3.500%	07/15/43	339	386,223
3.500%	10/15/43	37	42,658
3.500%	11/15/43	18	18,799
3.500%	12/15/43	449	510,958
3.500%	01/15/44	104	111,147
3.500%	08/20/48	7,560	8,011,163
3.500%	09/20/48	12,699	13,462,692
4.000%	01/20/40	548	607,400
4.000%	10/20/40	512	567,303
4.000%	02/20/41	668	741,622
4.000%	12/20/46	2,923	3,185,395
4.000%	07/20/47	300	325,406
4.000%	12/20/47	1,561	1,685,524
4.000%	01/20/48	10,592	11,441,544
4.500%	05/20/40	1,595	1,784,913
4.500%	12/20/40	1,604	1,798,931
4.500%	11/20/46	500	560,270
4.500%	08/20/48	2,856	3,124,088
Tennessee Valley Authority Generic Strips, Bonds
2.705%(s)	09/15/30	2,730	2,161,353
2.897%(s)	03/15/33	600	436,236

Total U.S. Government Agency Obligations (cost $243,998,029)			251,908,378
U.S. Treasury Obligations — 3.1%
U.S. Treasury Bonds
2.250%	08/15/49(k)	745	721,370
2.875%	05/15/43	3,380	3,698,987
3.125%	02/15/43(h)	680	774,138
3.375%	05/15/44(h)	4,675	5,539,145

A18

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes
1.125%	02/29/28(a)(h)	25,220	$24,778,650
1.125%	02/15/31(a)	9,620	9,089,397
2.250%	11/15/27(k)	3,507	3,712,488
2.625%	03/31/25(k)	2,225	2,398,654
2.625%	02/15/29	13,110	14,183,381
2.875%	05/15/28	19,260	21,170,953
U.S. Treasury Strips Coupon
1.417%(s)	02/15/38(h)	13,010	8,757,356
1.497%(s)	08/15/41(k)	28,360	17,206,544
2.089%(s)	11/15/35	350	252,260
U.S. Treasury Strips Principal
2.035%(s)	11/15/44	8,305	4,656,315

Total U.S. Treasury Obligations (cost $126,130,410)			116,939,638

	Shares
Common Stock — 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)(a)	64,148	327,155
(cost $1,279,096)

Total Long-Term Investments (cost $3,576,673,183)		3,673,526,749
Short-Term Investments — 3.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	73,619,707	73,619,707
PGIM Institutional Money Market Fund (cost $70,689,390; includes $70,681,157 of cash collateral for securities on loan)(b)(wa)	70,783,769	70,748,378

Total Short-Term Investments (cost $144,309,097)		144,368,085

TOTAL INVESTMENTS—103.1% (cost $3,720,982,280)		3,817,894,834

Liabilities in excess of other assets(z) — (3.1)%		(115,564,810)

Net Assets — 100.0%		$3,702,330,024

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $12,759,610 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,253,498; cash collateral of $70,681,157 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.

A19

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 1,500,000 is 0.0% of net assets.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5,362	5 Year U.S. Treasury Notes	Jun. 2021	$661,662,435	$(6,257,240)
305	10 Year U.S. Ultra Treasury Notes	Jun. 2021	43,824,687	(1,545,785)
1,276	20 Year U.S. Treasury Bonds	Jun. 2021	197,261,625	(6,927,890)
1,389	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	251,712,844	(15,319,159)
				(30,050,074)
Short Positions:
3,159	2 Year U.S. Treasury Notes	Jun. 2021	697,275,209	573,521
301	5 Year Euro-Bobl	Jun. 2021	47,680,903	(123,846)
332	10 Year Euro-Bund	Jun. 2021	66,685,539	63,210
211	10 Year U.S. Treasury Notes	Jun. 2021	27,627,813	116,312
477	Euro Schatz Index	Jun. 2021	62,706,263	(38,690)
				590,507
				$(29,459,567)
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/06/21	Morgan Stanley & Co. International PLC	GBP	30,540	$41,867,633	$42,103,578	$235,945	$—
Expiring 04/06/21	Morgan Stanley & Co. International PLC	GBP	7,347	10,195,365	10,129,259	—	(66,106)
Euro,
Expiring 04/06/21	Citibank, N.A.	EUR	152,099	179,628,514	178,388,257	—	(1,240,257)
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	EUR	4,258	5,069,182	4,993,410	—	(75,772)
				$236,760,694	$235,614,504	235,945	(1,382,135)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/06/21	Barclays Bank PLC	GBP	18,103	$25,392,064	$24,957,813	$434,251	$—
Expiring 04/06/21	JPMorgan Chase Bank, N.A.	GBP	19,784	27,871,129	27,275,025	596,104	—
A20

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 05/05/21	Morgan Stanley & Co. International PLC	GBP	30,540	$41,870,748	$42,107,610	$—	$(236,862)
Euro,
Expiring 04/06/21	Barclays Bank PLC	EUR	107,284	130,417,155	125,827,620	4,589,535	—
Expiring 04/06/21	Citibank, N.A.	EUR	5,211	6,183,924	6,111,723	72,201	—
Expiring 04/06/21	The Toronto-Dominion Bank	EUR	18,468	22,335,325	21,659,955	675,370	—
Expiring 04/06/21	UBS AG	EUR	25,393	30,271,805	29,782,368	489,437	—
Expiring 05/05/21	Bank of America, N.A.	EUR	6,833	8,049,511	8,018,711	30,800	—
Expiring 05/05/21	Citibank, N.A.	EUR	152,099	179,736,960	178,496,496	1,240,464	—
				$472,128,621	$464,237,321	8,128,162	(236,862)
						$8,364,107	$(1,618,997)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Government of Malaysia (D01)	12/20/23	1.000%(Q)	3,000	0.226%	$64,373	$(1,676)	$66,049	Barclays Bank PLC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	10,000	0.144%	237,456	(5,587)	243,043	Barclays Bank PLC
Republic of Brazil (D01)	12/20/23	1.000%(Q)	15,000	1.476%	(187,982)	(8,380)	(179,602)	Barclays Bank PLC
Republic of Chile (D01)	12/20/23	1.000%(Q)	3,000	0.280%	59,983	(1,676)	61,659	Barclays Bank PLC
Republic of Colombia (D01)	12/20/23	1.000%(Q)	4,000	0.762%	27,020	(2,235)	29,255	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	4,000	0.449%	61,148	(2,235)	63,383	Barclays Bank PLC
Republic of Panama (D01)	12/20/23	1.000%(Q)	3,000	0.434%	47,181	(1,676)	48,857	Barclays Bank PLC
Republic of Peru (D01)	12/20/23	1.000%(Q)	3,000	0.444%	46,388	(1,676)	48,064	Barclays Bank PLC
Republic of Philippines (D01)	12/20/23	1.000%(Q)	3,000	0.221%	64,818	(1,676)	66,494	Barclays Bank PLC
Republic of South Africa (D01)	12/20/23	1.000%(Q)	9,000	1.462%	(109,507)	(5,028)	(104,479)	Barclays Bank PLC
Republic of Turkey (D01)	12/20/23	1.000%(Q)	15,000	4.716%	(1,405,211)	(8,380)	(1,396,831)	Barclays Bank PLC
Russian Federation (D01)	12/20/23	1.000%(Q)	9,000	0.692%	77,959	(5,028)	82,987	Barclays Bank PLC
United Mexican States (D01)	12/20/23	1.000%(Q)	13,000	0.596%	146,751	(7,263)	154,014	Barclays Bank PLC
Emirate of Abu Dhabi (D02)	12/20/25	1.000%(Q)	1,200	0.449%	31,301	(2,669)	33,970	Morgan Stanley & Co. International PLC
Government of Malaysia (D02)	12/20/25	1.000%(Q)	1,800	0.408%	50,347	(4,004)	54,351	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D02)	12/20/25	1.000%(Q)	1,200	0.634%	20,868	(2,669)	23,537	Morgan Stanley & Co. International PLC
People’s Republic of China (D02)	12/20/25	1.000%(Q)	7,200	0.305%	236,634	(16,014)	252,648	Morgan Stanley & Co. International PLC
Republic of Argentina (D02)	12/20/25	1.000%(Q)	3,000	17.404%	(1,517,507)	(6,673)	(1,510,834)	Morgan Stanley & Co. International PLC
Republic of Brazil (D02)	12/20/25	1.000%(Q)	7,200	2.100%	(352,920)	(16,014)	(336,906)	Morgan Stanley & Co. International PLC
A21

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D02)	12/20/25	1.000%(Q)	1,200	0.529%	$26,773	$(2,669)	$29,442	Morgan Stanley & Co. International PLC
Republic of Colombia (D02)	12/20/25	1.000%(Q)	3,000	1.230%	(30,741)	(6,673)	(24,068)	Morgan Stanley & Co. International PLC
Republic of Indonesia (D02)	12/20/25	1.000%(Q)	4,800	0.803%	45,290	(10,676)	55,966	Morgan Stanley & Co. International PLC
Republic of Panama (D02)	12/20/25	1.000%(Q)	1,200	0.745%	14,587	(2,669)	17,256	Morgan Stanley & Co. International PLC
Republic of Peru (D02)	12/20/25	1.000%(Q)	1,200	0.755%	14,055	(2,669)	16,724	Morgan Stanley & Co. International PLC
Republic of Philippines (D02)	12/20/25	1.000%(Q)	1,200	0.411%	33,393	(2,669)	36,062	Morgan Stanley & Co. International PLC
Republic of South Africa (D02)	12/20/25	1.000%(Q)	5,400	2.179%	(283,947)	(12,011)	(271,936)	Morgan Stanley & Co. International PLC
Republic of Turkey (D02)	12/20/25	1.000%(Q)	7,200	4.743%	(1,097,844)	(16,014)	(1,081,830)	Morgan Stanley & Co. International PLC
Republic of Ukraine (D02)	12/20/25	1.000%(Q)	1,200	4.294%	(164,633)	(2,669)	(161,964)	Morgan Stanley & Co. International PLC
Russian Federation (D02)	12/20/25	1.000%(Q)	3,600	1.025%	(2,956)	(8,007)	5,051	Morgan Stanley & Co. International PLC
State of Qatar (D02)	12/20/25	1.000%(Q)	1,200	0.449%	31,307	(2,669)	33,976	Morgan Stanley & Co. International PLC
United Mexican States (D02)	12/20/25	1.000%(Q)	7,200	1.033%	(8,654)	(16,014)	7,360	Morgan Stanley & Co. International PLC
					$(3,824,270)	$(185,968)	$(3,638,302)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.30.V3 (D01)	12/20/23	1.000%(Q)	94,000	$975,255	$(15,305)	$990,560	Barclays Bank PLC
CDX.EM.34.V1 (D02)	12/20/25	1.000%(Q)	60,000	2,900,377	74,140	2,826,237	Morgan Stanley & Co. International PLC
				$3,875,632	$58,835	$3,816,797
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which compromise the index. The upfront premium is attached to the index of the trade for the Emerging Market CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	1,710	$(19,849)	$5,577	$(25,426)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	1,685	(19,559)	13,928	(33,487)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(6,558)	5,230	(11,788)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(6,558)	4,802	(11,360)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(6,559)	1,733	(8,292)	Citibank, N.A.
A22

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	06/20/23	1.000%(Q)	290	$(3,366)	$945	$(4,311)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	400	(3,059)	2,512	(5,571)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	355	(2,715)	1,862	(4,577)	Citibank, N.A.
				$(68,223)	$36,589	$(104,812)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co. (The)	12/20/21	1.000%(Q)	13,800	0.393%	$65,775	$54,082	$11,693	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	3,955	2.772%	(150,753)	(59,212)	(91,541)	Credit Suisse International
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,425	2.772%	(54,317)	(41,301)	(13,016)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	1,405	2.772%	(53,555)	(48,882)	(4,673)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.772%	(17,915)	(16,757)	(1,158)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.772%	(17,916)	(16,454)	(1,462)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	2.772%	(17,915)	(13,686)	(4,229)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	240	2.772%	(9,148)	(6,952)	(2,196)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	400	3.566%	(35,631)	(28,431)	(7,200)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	355	3.566%	(31,623)	(24,939)	(6,684)	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	1,610	1.457%	(22,075)	(13,145)	(8,930)	Citibank, N.A.
					$(345,073)	$(215,677)	$(129,396)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.36.V1	06/20/26	1.000%(Q)	171,670	$(3,788,842)	$(4,070,372)	$(281,530)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling
A23

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,520	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(72,936)	$(72,936)
3,000	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(91,228)	(91,228)
9,050	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(274,254)	(274,254)
				$—	$(438,418)	$(438,418)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	12,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(53)	$(397,512)	$(397,459)
AUD	1,930	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(42)	(100,063)	(100,021)
AUD	1,880	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	(41)	(96,386)	(96,345)
AUD	9,400	03/19/31	1.800%(S)	6 Month BBSW(2)(S)	(1,038)	(30,052)	(29,014)
AUD	3,135	03/19/31	1.850%(S)	6 Month BBSW(2)(S)	(356)	1,230	1,586
BRL	47,377	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	(285,280)	(285,280)
BRL	37,800	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(329,902)	(329,902)
BRL	41,428	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(363,952)	(363,952)
BRL	13,907	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	12,836	12,836
BRL	15,722	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	19,500	19,500
BRL	15,171	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	—	(209,391)	(209,391)
BRL	12,985	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(174,124)	(174,124)
BRL	23,425	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(315,584)	(315,584)
BRL	46,256	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(624,604)	(624,604)
BRL	12,873	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(70,431)	(70,431)
CAD	16,610	01/14/26	0.875%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(146)	(317,228)	(317,082)
CAD	14,120	01/19/26	0.865%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(123)	(278,009)	(277,886)
CLP	16,140,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(926,676)	(926,676)
CNH	26,020	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	60	28,245	28,185
CNH	76,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	79,139	79,139
CNH	56,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(36)	70,191	70,227
CNH	50,000	10/11/24	2.880%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(97)	54,857	54,954
COP	8,418,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	41,689	41,689
COP	5,947,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(32,994)	(32,994)
COP	4,161,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(22,311)	(22,311)
EUR	5,135	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(84,692)	(231,772)	(147,080)
EUR	5,135	05/11/28	0.500%(A)	1 Day EONIA(2)(A)	419,090	368,369	(50,721)
GBP	1,060	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(7,722)	(3,120)	4,602
GBP	3,270	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(103,656)	(134,731)	(31,075)
GBP	8,304	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(442,823)	(402,096)	40,727
GBP	2,931	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(14,949)	(14,949)
GBP	4,490	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(350,312)	(253,476)	96,836
HUF	213,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(53,964)	(53,964)
HUF	3,333,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(836,194)	(836,194)
HUF	936,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	(186,599)	(186,599)
MXN	64,070	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(151)	1,597	1,748
MXN	94,700	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(72)	(365,880)	(365,808)
MXN	13,030	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(58)	(58,979)	(58,921)
MXN	34,660	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(47)	(169,645)	(169,598)
A24

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	131,800	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	$(179)	$(650,986)	$(650,807)
MXN	34,800	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(60)	(188,431)	(188,371)
MXN	9,775	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(62)	(58,012)	(57,950)
NZD	4,600	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(77,058)	(77,058)
NZD	1,810	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(97,015)	(97,015)
NZD	7,860	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	3,792	(418,197)	(421,989)
NZD	2,690	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(143,735)	(143,735)
NZD	4,580	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	(10,734)	(10,734)
PLN	7,640	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	2,996	(110,873)	(113,869)
PLN	30,010	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(26,834)	(457,681)	(430,847)
PLN	4,310	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	—	(9,084)	(9,084)
	9,620	01/19/26	0.380%(A)	1 Day USOIS(1)(A)	—	188,832	188,832
	10,860	01/21/26	0.374%(A)	1 Day USOIS(1)(A)	—	217,585	217,585
	6,700	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	31,721	31,721
	775	01/19/31	0.931%(A)	1 Day USOIS(1)(A)	—	43,456	43,456
	2,260	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	130,130	130,130
	7,310	03/22/31	1.449%(A)	1 Day USOIS(1)(A)	—	75,420	75,420
ZAR	47,300	07/07/25	5.160%(Q)	3 Month JIBAR(1)(Q)	(2,346)	43,111	45,457
ZAR	45,100	12/17/25	4.855%(Q)	3 Month JIBAR(1)(Q)	(412)	122,984	123,396
ZAR	58,900	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(2,432)	45,030	47,462
ZAR	78,500	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(22,141)	53,305	75,446
ZAR	42,100	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	1,068	51,811	50,743
ZAR	46,700	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(396)	99,059	99,455
ZAR	31,000	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(274)	74,330	74,604
ZAR	7,400	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(143)	59,077	59,220
ZAR	15,700	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(64)	97,764	97,828
ZAR	36,000	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(685)	343,149	343,834
ZAR	18,200	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(1,028)	(16,581)	(15,553)
ZAR	129,800	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(3,446)	(206,001)	(202,555)
ZAR	7,200	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	(107)	(13,731)	(13,624)
ZAR	55,700	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	(75,131)	(205,460)	(130,329)
ZAR	19,200	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	(413)	2,436	2,849
					$(700,612)	$(7,592,630)	$(6,892,018)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	1,344	$7,591	$(2,500)	$10,091
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A25